Filed pursuant to Rule 497(e) under the

Securities Act of 1933, as amended

Securities Act File No. 333-141120

Polen GROWTH FUND

(THE “FUND”)

OF

FUNDVANTAGE TRUST

(THE “TRUST”)

Supplement dated June 14, 2019 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2018, as may be amended or supplemented from time to time

The information in this Supplement updates and amends certain information contained in the Prospectus and SAI for the Fund and should be read in conjunction with such Prospectus and SAI.

Changes to the Fund’s Portfolio Management Team

Effective July 1, 2019, Damon Ficklin will resign as Portfolio Manager and Analyst of the Fund. Dan Davidowitz and Brandon Ladoff will continue as Portfolio Managers, and will continue to be jointly and primarily responsible for the day-to-day investment activities of the Fund.

Accordingly, the Prospectus and SAI are revised as follows:

•	The section of the Prospectus related to Mr. Ficklin on page 4 thereof in the Section entitled “Portfolio Managers” is hereby deleted in its entirety,

•	The section of the Prospectus related to Mr. Ficklin on page 8 thereof in the Section entitled “Portfolio Managers” is hereby deleted in its entirety, and

•	All references to Mr. Ficklin on pages 52 and 53 of the SAI in the section entitled “Portfolio Managers” are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE